Other current and non-current assets	6 Months Ended
Jun. 30, 2025
Trade and other receivables [abstract]
Other current and non-current assets

8. Other current and non-current assets

Other current assets consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Euros in thousands)
Prepaid expenses	11,364	12,048
Value added tax receivables	950	888
Other assets	11,474	6,310
Total	23,788	19,246

Prepaid expenses include expenses for licenses and software of €3.2 million as of June 30, 2025 and €3.6 million as of December 31, 2024 and prepaid maintenance expenses of €1.1 million as of June 30, 2025 and €1.2 million as of December 31, 2024.

The remaining prepaid expenses of €7.1 million as of June 30, 2025 and €7.2 million as of December 31, 2024 are mainly prepayments for clinical research organizations, insurance and other services.

Other assets include receivables from pre-paid income tax of €10.5 million as of June 30, 2025 and €5.9 million as of December 31, 2024.

Other non-current assets consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Euros in thousands)
Prepaid expenses	131	333
Other assets	869	917
Total	1,000	1,250